UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7994

Salomon Brothers Global Partners Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

FORM N-Q

NOVEMBER 30, 2004

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited)	November 30, 2004

FACE AMOUNT	SECURITY (a)	VALUE
CORPORATE BONDS AND NOTES - 60.5%
Basic Industries - 11.9%
$525,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	$522,375
550,000	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	602,250
375,000	Airgas, Inc., 9.125% due 10/1/11	421,875
375,000	AK Steel Corp., 7.875% due 2/15/09	383,437
575,000	Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13	618,125
600,000	Appleton Papers Inc., Sr. Sub. Notes, Series B, 9.750% due 6/15/14	664,500
700,000	Applied Extrusion Technologies, Inc., Series B, 10.750% due 7/1/11(b)	409,500
650,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (c)	732,875
525,000	Berry Plastics Corp., 10.750% due 7/15/12	603,750
575,000	Bowater Inc., Debentures, 9.500% due 10/15/12	651,858
	Buckeye Technologies Inc., Sr. Sub. Notes:
450,000	9.250% due 9/15/08	452,250
350,000	8.000% due 10/15/10	355,250
500,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	580,000
500,000	Huntsman Advanced Materials LLC, Secured Notes, 11.000% due 7/15/10 (b)	596,250
1,125,000	Huntsman International LLC, 10.125% due 7/1/09	1,192,500
600,000	IMCO Recycling Inc., Secured Notes, 10.375% due 10/15/10	678,000
525,000	Innophos Inc., Sr. Sub. Notes, 8.875% due 8/15/14 (c)	569,625
800,000	ISP Chemco Inc., Series B, 10.250% due 7/1/11	900,000
400,000	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	485,000
575,000	Koppers Inc., 9.875% due 10/15/13	653,775
	Lyondell Chemical Co.:
250,000	9.500% due 12/15/08	273,750
	Secured Notes:
325,000	11.125% due 7/15/12	385,938
40,000	Series B, 9.875% due 5/1/07	42,300
450,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	527,625
790,000	Millennium America Inc., 9.250% due 6/15/08	894,675
200,000	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12	218,000
625,000	Mueller Holdings, Inc., Discount Notes, (zero coupon until 4/15/09, 14.750% thereafter), due 4/15/14	425,000
625,000	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13	692,969
700,000	Newark Group, Inc., Sr. Sub. Notes, 9.750% due 3/15/14 (c)(d)	745,500
125,000	OM Group, Inc., 9.250% due 12/15/11	133,125
875,000	Plastipak Holdings, Inc., 10.750% due 9/1/11	984,375
300,000	Pliant Corp., Secured Notes, 11.125% due 9/1/09	330,000
650,000	Portola Packaging, Inc., Sr. Notes, 8.250% due 2/1/12	495,625
500,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	412,500
	Resolution Performance Products, Inc.:
250,000	Secured Notes, 9.500% due 4/15/10	271,875
475,000	Sr. Sub. Notes, 13.500% due 11/15/10	521,313

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	November 30, 2004

FACE AMOUNT	SECURITY (a)	VALUE
Basic Industries - 11.9% (continued)
	Rhodia S.A.:
$50,000	Sr. Notes, 10.250% due 6/1/10	$55,750
900,000	Sr. Sub. Notes, 8.875% due 6/1/11	886,500
600,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	600,000
900,000	Stone Container Finance, 7.375% due 7/15/14	969,750
	Tekni-Plex, Inc.:
500,000	Secured Notes, 8.750% due 11/15/13 (c)	500,000
100,000	Series B, 12.750% due 6/15/10	89,000
50,000	Tembec Industries, Inc., 8.625% due 6/30/09	50,125
374,000	Westlake Chemical Corp., 8.750% due 7/15/11	423,555

		23,002,445

Consumer Cyclicals - 6.8%
650,000	AMF Bowling Worldwide, Inc., Sr. Sub. Notes, 10.000% due 3/1/10	698,750
575,000	Buffets, Inc., Sr. Sub. Notes, 11.250% due 7/15/10	615,250
675,000	Cinemark Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14	499,500
675,000	Denny’s Holdings Inc., Sr. Notes, 10.000% due 10/1/12 (c)	712,125
650,000	Equinox Holdings Inc., Sr. Notes, 9.000% due 12/15/09	692,250
275,000	Eye Care Centers of America, Inc., 9.125% due 5/1/08	276,375
	Felcor Lodging L.P.:
34,000	10.000% due 9/15/08	35,870
290,000	9.000% due 6/1/11	326,250
	Host Marriott L.P.:
125,000	Series I, 9.500% due 1/15/07	137,031
525,000	Sr. Notes, 7.125% due 11/1/13	564,375
675,000	Interface, Inc., Sr. Sub. Notes, 9.500% due 2/1/14	732,375
500,000	John Q. Hammons Hotels L.P., 1st Mortgage, Series B, 8.875% due 5/15/12	571,250
600,000	Leslie’s Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08	615,000
	Levi Strauss & Co., Sr. Notes:
565,000	11.625% due 1/15/08	593,250
40,000	12.250% due 12/15/12	42,400
	MeriStar Hospitality Corp.:
150,000	9.000% due 1/15/08	159,000
600,000	9.125% due 1/15/11	649,500
400,000	Oxford Industries, Inc., Sr. Notes, 8.875% due 6/1/11	434,000
375,000	PETCO Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11	440,625
	Saks Inc.:
50,000	7.500% due 12/1/10	53,000
225,000	9.875% due 10/1/11	264,375
725,000	Sbarro, Inc., 11.000% due 9/15/09	728,625
	Six Flags, Inc., Sr. Notes:
200,000	9.750% due 4/15/13	199,000
175,000	9.625% due 6/1/14	173,031

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	November 30, 2004

FACE AMOUNT	SECURITY (a)	VALUE
Consumer Cyclicals - 6.8% (continued)
$700,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875% due 5/1/12	$805,000
600,000	Tommy Hilfiger USA, Inc., 6.850% due 6/1/08	606,000
1,400,000	WH Holdings, Ltd., Sr. Notes, 9.500% due 4/1/11	1,547,000

		13,171,207

Consumer Non-Cyclicals - 11.9%
575,000	aaiPharma Inc., 12.000% due 4/1/10 (d)	422,625
250,000	Ahold Finance U.S.A., Inc., Notes, 8.250% due 7/15/10	283,750
600,000	AmeriPath, Inc., 10.500% due 4/1/13	621,000
525,000	Ameristar Casinos, Inc., 10.750% due 2/15/09	585,375
502,000	Applica, Inc., Sr. Sub. Notes, 10.000% due 7/31/08	502,000
325,000	Athena Neurosciences Finance LLC, 7.250% due 2/21/08	340,844
	Caesars Entertainment Inc., Sr. Sub. Notes:
625,000	7.875% due 12/15/05	651,563
425,000	8.875% due 9/15/08	482,906
475,000	Curative Health Services, Inc., Sr. Notes, 10.750% due 5/1/11	395,437
500,000	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	561,250
	Doane Pet Care Co.:
100,000	10.750% due 3/1/10	109,250
600,000	Sr. Sub. Notes, 9.750% due 5/15/07	598,500
65,000	Elan Pharmaceutical Investment III, Series B, 7.720% due 3/15/05	66,300
450,000	Extendicare Health Services, Inc., 9.500% due 7/1/10	506,250
675,000	FTD, Inc., 7.750% due 2/15/14	698,625
225,000	Hanger Orthopedic Group, Inc., 10.375% due 2/15/09	229,500
300,000	HCA, Inc., Notes, 6.375% due 1/15/15	297,820
575,000	Herbst Gaming Inc., Sr. Sub. Notes, 7.000% due 11/15/14 (c)	579,312
450,000	Hines Nurseries, Inc., 10.250% due 10/1/11	493,875
750,000	Home Interiors & Gifts, Inc., 10.125% due 6/1/08	622,500
650,000	IASIS Healthcare Corp., Sr. Sub. Notes, 8.750% due 6/15/14 (c)	710,125
625,000	Icon Health & Fitness, Inc., 11.250% due 4/1/12	528,125
600,000	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	702,000
325,000	InSight Health Services, Corp., Series B, 9.875% due 11/1/11	331,500
500,000	Jafra Cosmetics International Inc., 10.750% due 5/15/11	567,500
375,000	Jean Coutu Group, Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (c)	382,500
500,000	Kerzner International Ltd., 8.875% due 8/15/11	551,250
575,000	Leiner Health Products, Inc., Sr. Sub. Notes, 11.000% due 6/1/12	629,625
	MGM MIRAGE:
750,000	9.750% due 6/1/07	835,313
400,000	Sr. Notes, 6.750% due 9/1/12 (c)	422,000
700,000	Omega Healthcare Investors, Inc., Sr. Notes, 7.000% due 4/1/14	717,500
675,000	Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.250% due 3/15/12	702,000
625,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (c)	568,750
475,000	Playtex Products, Inc., 9.375% due 6/1/11	509,438
825,000	Rite Aid Corp., Sr. Notes, 7.625% due 4/15/05	835,313
600,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	637,500

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	November 30, 2004

FACE AMOUNT	SECURITY (a)	VALUE
Consumer Non-Cyclicals - 11.9% (continued)
$350,000	Sola International Inc., Notes, 6.875% due 3/15/08	$355,250
150,000	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	157,125
374,000	Tempur-Pedic Inc. & Tempur Production U.S.A. Inc., Sr. Sub. Notes, 10.250% due 8/15/10	434,775
	Tenet Healthcare Corp.:
750,000	Notes, 7.375% due 2/1/13	735,000
	Sr. Notes:
250,000	6.500% due 6/1/12	233,750
300,000	6.875% due 11/15/31	249,750
875,000	United Industries Corp., Series D, 9.875% due 4/1/09	918,750
550,000	Venetian Casino Resort, LLC, 11.000% due 6/15/10	629,750
600,000	VWR International, Inc., Sr. Sub. Notes, 8.000% due 4/15/14 (c)	639,000

		23,032,271

Energy - 3.9%
	Dynegy Holdings Inc.:
	Debentures:
800,000	7.125% due 5/15/18	718,000
750,000	7.625% due 10/15/26	654,375
650,000	Secured Notes, 9.875% due 7/15/10 (c)	737,750
	El Paso Corp.:
825,000	Notes, 7.875% due 6/15/12	853,875
	Sr. Notes:
675,000	7.800% due 8/1/31	624,375
875,000	7.750% due 1/15/32	809,375
812,000	Magnum Hunter Resources, Inc., 9.600% due 3/15/12	933,800
200,000	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	227,000
	The Williams Cos., Inc., Notes:
300,000	7.625% due 7/15/19	336,000
1,250,000	7.875% due 9/1/21	1,418,750
200,000	8.750% due 3/15/32	232,000

		7,545,300

Financial - 0.0%
987,700	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (b)(e)	0

Housing Related - 1.3%
1,250,000	Associated Materials Inc., Sr. Discount Notes, (zero coupon until 3/1/09, 11.250% thereafter), due 3/1/14	937,500
400,000	Collins & Aikman Floor Cover, Series B, 9.750% due 2/15/10	432,000
650,000	Ply Gem Industries, Inc., Sr. Sub. Notes, 9.000% due 2/15/12	663,000
350,000	THL Buildco Inc., Sr. Sub. Notes, 8.500% due 9/1/14 (c)	378,000

		2,410,500

Manufacturing - 3.4%
300,000	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (c)	333,750
575,000	Eagle-Picher Industries, Inc., Sr. Notes, 9.750% due 9/1/13	592,250
275,000	General Binding Corp., 9.375% due 6/1/08	277,750

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	November 30, 2004

FACE AMOUNT	SECURITY (a)	VALUE
Manufacturing - 3.4% (continued)
$625,000	General Motors Corp., Debentures, 8.375% due 7/15/33	$637,953
325,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (c)	351,812
325,000	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	353,437
750,000	L-3 Communications Corp., 7.625% due 6/15/12	817,500
500,000	Moll Industries, Inc., Sr. Sub. Notes, 10.500% due 7/1/08 (b)(e)	0
300,000	NMHG Holding Co., 10.000% due 5/15/09	333,000
675,000	Sensus Metering Systems Inc., Sr. Sub. Notes, 8.625% due 12/15/13	698,625
450,000	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	506,250
	Tenneco Automotive Inc., Series B:
225,000	11.625% due 10/15/09	239,985
300,000	Secured Notes, 10.250% due 7/15/13	354,750
700,000	Terex Corp., Series B, 10.375% due 4/1/11	794,500
	TRW Automotive Inc.:
134,000	Sr. Notes, 9.375% due 2/15/13	156,780
49,000	Sr. Sub. Notes, 11.000% due 2/15/13	59,535

		6,507,877

Media and Cable - 7.3%
525,895	Canada Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (c)	565,337
675,000	Atlantic Broadband Finance LLC, Sr. Sub. Notes, 9.375% due 1/15/14 (c)	651,375
100,000	Cablevision Systems Corp., Sr. Notes, 8.000% due 4/15/12 (c)	107,000
	Charter Communications Holdings, LLC:
	Sr. Discount Notes:
1,255,000	9.920% due 4/1/11	1,038,512
10,000	Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10	8,825
1,050,000	Zero coupon until 1/15/06, (13.500% thereafter), due 1/15/11	813,750
1,075,000	Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11	739,062
	Sr. Notes:
250,000	8.250% due 4/1/07	242,500
250,000	10.250% due 1/15/10	211,250
1,100,000	CSC Holdings Inc., Sr. Sub. Debentures, 10.500% due 5/15/16	1,251,250
225,000	Dex Media East LLC/Dex Media East Finance Co., 9.875% due 11/15/09	253,969
975,000	Dex Media Inc., Discount Notes, (zero coupon until 11/15/08, 9.000% thereafter), due 11/15/13	753,187
635,000	Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13	736,600
500,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	563,750
504,000	EchoStar DBS Corp., Sr. Notes, 9.125% due 1/15/09	557,550
325,000	Houghton Mifflin Co., Sr. Discount Notes, (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13	232,781
600,000	Insight Midwest, L.P., Sr. Notes, 10.500% due 11/1/10	660,000
300,000	Interep National Radio Sales, Inc., Series B, 10.000% due 7/1/08	217,875
650,000	Lodgenet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	721,500
50,000	Mediacom Broadband LLC, 11.000% due 7/15/13	53,125

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	November 30, 2004

FACE AMOUNT	SECURITY (a)	VALUE
Media and Cable - 7.3% (continued)
$650,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13	$638,625
550,000	NextMedia Operating, Inc., 10.750% due 7/1/11	618,063
300,000	PanAmSat Corp., 9.000% due 8/15/14 (c)	322,500
375,000	Radio One, Inc., Series B, 8.875% due 7/1/11	410,625
	R.H. Donnelley Finance Corp. I:
225,000	10.875% due 12/15/12	270,000
100,000	10.875% due 12/15/12 (c)	120,000
600,000	Spanish Broadcasting System, Inc., 9.625% due 11/1/09	631,500
585,000	Yell Finance B.V., 10.750% due 8/1/11	687,375

		14,077,886

Service and Other - 2.0%
275,000	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11(c)	295,625
	Allied Waste North America, Inc., Series B:
225,000	9.250% due 9/1/12	241,312
1,025,000	Sr. Notes, 7.375% due 4/15/14	960,937
350,000	Brand Services, Inc., 12.000% due 10/15/12	393,750
625,000	Cenveo Corp., Sr. Sub. Notes, 7.875% due 12/1/13	593,750
1,250,000	The Holt Group, Inc., 9.750% due 1/15/06 (b)(e)	0
600,000	Iron Mountain Inc., 7.750% due 1/15/15	612,000
400,000	Muzak LLC, Sr. Notes, 10.000% due 2/15/09	368,000
2,000,000	Safety-Kleen Services, Inc., 9.250% due 6/1/08 (b)	5,000
450,000	SITEL Corp., 9.250% due 3/15/06	456,750

		3,927,124

Technology - 1.5%
	Amkor Technology Inc.:
375,000	Sr. Notes, 9.250% due 2/15/08	369,375
300,000	Sr. Sub. Notes, 10.500% due 5/1/09	282,000
1,700,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,466,250
725,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	735,875

		2,853,500

Telecommunications - 5.7%
	Alamosa (Delaware) Inc.:
308,000	11.000% due 7/31/10	361,130
339,000	Zero coupon until 7/31/05, (12.000% thereafter), due 7/31/09	364,425
	American Tower Corp., Sr. Notes:
315,000	9.375% due 2/1/09	333,900
200,000	7.500% due 5/1/12	208,500
365,000	American Tower Escrow Corp., Discount Notes, zero coupon due 8/1/08	275,575
700,000	AT & T Corp., Sr. Notes, 9.750% due 11/15/31	814,625
	Crown Castle International Corp., Sr. Notes:
1,000,000	10.750% due 8/1/11	1,095,000
225,000	Series B, 7.500% due 12/1/13	242,437
1,475,000	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	1,629,875
1,025,000	Qwest Corp., Notes, 9.125% due 3/15/12 (c)	1,171,063

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	November 30, 2004

FACE AMOUNT	SECURITY (a)	VALUE
Telecommunications - 5.7% (continued)
	Qwest Services Corp., Notes:
$1,000,000	14.000% due 12/15/10 (c)	$1,190,000
481,000	14.500% due 12/15/14 (c)	596,440
	SBA Communications Corp.:
150,000	Sr. Discount Notes, zero coupon until 12/15/07, (9.750% thereafter), due 12/15/11	125,625
575,000	Sr. Notes, 10.250% due 2/1/09	613,094
275,000	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	296,313
	UbiquiTel Operating Co., Sr. Notes:
150,000	9.875% due 3/1/11	165,375
350,000	9.875% due 3/1/11 (c)	385,875
550,000	U.S. Unwired Inc., Secured Notes, Series B, 10.000% due 6/15/12	609,125
500,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	542,500

		11,020,877

Transportation - 0.4%
	Continental Airlines, Inc., Pass-Through Certificates:
302,509	Series 00-2, 8.312% due 4/2/11	222,800
291,522	Series 981C, 6.541% due 9/15/08	260,119
225,000	General Maritime Corp., Sr. Notes, 10.000% due 3/15/13	262,125

		745,044

Utilities - 4.4%
	The AES Corp., Sr. Notes:
400,000	8.750% due 6/15/08	441,000
175,000	9.500% due 6/1/09	200,375
300,000	9.375% due 9/15/10	348,375
400,000	7.750% due 3/1/14	435,500
550,000	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, 10.250% due 11/15/07 (c)	631,125
	Calpine Corp., Secured Notes:
800,000	8.500% due 7/15/10 (c)	638,000
215,000	8.750% due 7/15/13 (c)	166,087
350,000	Calpine Generating Co. LLC, Secured Notes, 11.169% due 4/1/11(c)(d)	336,000
	Edison Mission Energy, Sr. Notes:
50,000	10.000% due 8/15/08	58,250
1,100,000	7.730% due 6/15/09	1,185,250
300,000	9.875% due 4/15/11	356,250
950,000	Mirant Americas Generation, LLC, Sr. Notes, 9.125% due 5/1/31 (b)	942,875
1,200,000	NRG Energy, Inc., Secured Notes, 8.000% due 12/15/13 (c)	1,332,000
	Reliant Energy, Inc., Secured Notes:
725,000	9.250% due 7/15/10	815,625
550,000	9.500% due 7/15/13	633,875

		8,520,587

	TOTAL CORPORATE BONDS AND NOTES (Cost - $113,754,704)	116,814,618

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	November 30, 2004

FACE AMOUNT	SECURITY (a)	VALUE
CONVERTIBLE BONDS AND NOTES - 0.3%
Technology - 0.1%
$475,000	Sanmina-SCI Corp., Sub. Debentures, zero coupon due 9/12/20	$250,563

Telecommunications - 0.2%
325,000	American Tower Corp., Notes, 5.000% due 2/15/10	326,219

	TOTAL CONVERTIBLE BONDS AND NOTES (Cost - $396,162)	576,782

SOVEREIGN BONDS - 79.1%
Argentina - 1.8%
	Republic of Argentina:
4,780,000	Discount Bond, Series L-GL, 3.500% due 3/31/23 (b)(d)	2,652,900
1,325,000	Par Bond, Series L-GP, 6.000% due 3/31/23 (b)	744,898

		3,397,798

Brazil - 20.9%
	Federative Republic of Brazil:
4,925,000	10.125% due 5/15/27	5,392,875
4,715,000	12.250% due 3/6/30	5,988,050
3,250,000	11.000% due 8/17/40	3,743,187
16,422,276	C Bond, 8.000% due 4/15/14	16,514,241
1,075,000	Collective Action Securities, 10.500% due 7/14/14	1,234,906
4,963,275	DCB, Series L, 3.125% due 4/15/12 (d)	4,643,764
2,890,381	FLIRB, Series L, 3.063% due 4/15/09 (c)(d)	2,861,477

		40,378,500

Bulgaria - 0.6%
	Republic of Bulgaria:
650,000	8.250% due 1/15/15 (c)	806,812
432,250	IAB, 2.750% due 7/28/11 (d)	432,250

		1,239,062

Colombia - 3.8%
	Republic of Colombia:
1,312,000	8.625% due 4/1/08	1,449,104
2,000,000	10.000% due 1/23/12	2,275,000
1,925,000	10.750% due 1/15/13	2,266,206
950,000	11.750% due 2/25/20	1,199,375
75,000	10.375% due 1/28/33	85,219

		7,274,904

Ecuador - 3.5%
	Republic of Ecuador:
5,310,000	12.000% due 11/15/12 (c)	5,402,925
1,485,000	8.000% due 8/15/30 (c)(d)	1,279,699

		6,682,624

El Salvador - 0.3%
525,000	Republic of El Salvador, 7.750% due 1/24/23 (c)	568,312

Germany - 3.3%
5,400,000	Aries Vermoegensverwaltungs GmbH, Russian Federation Credit-Linked Notes, Series C, 9.600% due 10/25/14 (c)	6,378,393

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	November 30, 2004

FACE AMOUNT	SECURITY (a)	VALUE
Malaysia - 0.4%
$625,000	Federation of Malaysia, 8.750% due 6/1/09	$740,849

Mexico - 13.2%
1,200,000	PEMEX Project Funding Master Trust, 6.125% due 8/15/08	1,266,000
	United Mexican States:
3,300,000	6.375% due 1/16/13	3,459,225
3,447,000	5.875% due 1/15/14	3,475,438
9,670,000	6.625% due 3/3/15	10,199,433
250,000	11.375% due 9/15/16	365,000
1,250,000	8.125% due 12/30/19	1,431,250
245,000	7.500% due 4/8/33	255,903
4,450,000	Medium-Term Notes, Series A, 8.300% due 8/15/31	5,050,750

		25,502,999

Panama - 1.8%
	Republic of Panama:
425,000	9.625% due 2/8/11	488,750
1,550,000	7.250% due 3/15/15	1,534,500
580,000	9.375% due 1/16/23	643,800
150,000	9.375% due 4/1/29	172,500
629,987	PDI, 2.750% due 7/17/16 (d)	582,738

		3,422,288

Peru - 2.9%
	Republic of Peru:
70,000	9.125% due 2/21/12	79,030
2,800,000	8.750% due 11/21/33	2,863,000
2,985,000	FLIRB, 4.500% due 3/7/17 (d)	2,713,365

		5,655,395

The Philippines - 3.2%
	Republic of the Philippines:
1,550,000	9.375% due 1/18/17	1,606,188
4,225,000	10.625% due 3/16/25	4,393,789
211,556	FLIRB, Series B, 2.438% due 6/1/08 (d)	196,218

		6,196,195

Russia - 13.8%
	Russian Federation:
4,510,000	11.000% due 7/24/18 (c)	6,105,413
1,300,000	12.750% due 6/24/28 (c)	2,060,500
18,685,540	5.000% due 3/31/30 (c)(d)	18,586,320

		26,752,233

South Africa - 1.2%
	Republic of South Africa:
425,000	9.125% due 5/19/09	502,563
1,625,000	6.500% due 6/2/14	1,759,063

		2,261,626

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	November 30, 2004

FACE AMOUNT	SECURITY (a)	VALUE
Turkey - 3.7%
	Republic of Turkey:
$350,000	11.750% due 6/15/10	$435,750
3,775,000	11.500% due 1/23/12	4,756,500
425,000	11.000% due 1/14/13	528,063
575,000	11.875% due 1/15/30	792,063
550,000	Collective Action Securities, 9.500% due 1/15/14	636,625

		7,149,001

Ukraine - 0.9%
	Republic of Ukraine:
770,022	11.000% due 3/15/07	806,598
875,000	7.650% due 6/11/13	883,750

		1,690,348

Venezuela - 3.8%
	Republic of Venezuela:
2,465,000	5.375% due 8/7/10	2,305,391
1,825,000	8.500% due 10/8/14	1,902,563
800,000	9.250% due 9/15/27	833,400
	Collective Action Securities:
675,000	10.750% due 9/19/13	801,563
1,525,000	9.375% due 1/13/34	1,600,488

		7,443,405

	TOTAL SOVEREIGN BONDS
	(Cost - $144,131,451)	152,733,932

LOAN PARTICIPATION (d)(f) - 0.5%
893,749	Kingdom of Morocco, Tranche A, 2.781% due 1/2/09 (JPMorgan Chase & Co.) (Cost - $881,410)	878,108

SHARES
COMMON STOCK (g) - 2.7%
12,166	Axiohm Transaction Solutions, Inc. (e)	0
5	Glasstech Inc. (e)	0
10,194	Mattress Discounters Co. (e)	0
29,465	NTL Inc.	2,050,175
27,170	SpectraSite, Inc.	1,574,773
57,202	Telewest Global Inc.	837,437
93,544	UnitedGlobalCom, Inc., Class A Shares	779,222

	TOTAL COMMON STOCK
	(Cost - $5,506,460)	5,241,607

ESCROW SHARES (e)(g) - 0.0%
1,750,000	Breed Technologies, Inc.	0
1,000,000	Imperial Sugar Co.	0
625,000	Pillowtex Corp.	0
397,208	Vlasic Foods International Inc.	35,749

	TOTAL ESCROW SHARES
	(Cost - $0)	35,749

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	November 30, 2004

SHARES	SECURITY (a)	VALUE
PREFERRED STOCK - 0.4%
902	Alamosa Holdings, Inc., 7.500%, Series B,	$756,101
12	Anvil Holdings Inc., 13.000%, Series B, (g)	123
5	Glasstech Inc. (e)(g)	0
	TCR Holding Corp. (e)(g):
4,091	Class B	4
2,250	Class C	2
5,932	Class D	6
12,271	Class E	12

	TOTAL PREFERRED STOCK (Cost - $275,630)	756,248

WARRANTS/ RIGHTS
WARRANTS AND RIGHTS (g) - 0.1%
365	American Tower Escrow Corp., (Exercise price of $0.01 per share expiring on 8/1/08. Each warrant exercisable for 14.095 shares of common stock.) (c)	83,402
1,837,246	ContiFinancial Corp., Units of Interest, (Represents interests in a trust in the liquidation of ContiFinancial Corp. and its affiliates.)	27,559
1,000	Mattress Discounters Co., (Exercise price of $0.01 per share expiring on 7/15/07. Each warrant exercisable for 4.850 shares of Class A common stock and 0.539shares of Class L common stock.) (e)	0
300	Mueller Holdings, Inc., (Exercise price of $0.01 per share expiring on 4/15/14. Each warrant exercisable for 109.820 shares of common stock.)	21,075
4,202	Pillowtex Corp., (Exercise price of $28.99 per share expiring on 11/24/09. Each warrant exercisable for 1 share of common stock.) (e)	4
750	UbiquiTel Operating Co., (Exercise price of $22.74 per share expiring on 4/15/10. Each warrant exercisable for 5.965 shares of common stock.) (c)	7
192,000	United Mexican States (Value Recovery Rights, Series D, zero coupon due 6/30/06)	4,838
39,270	Republic of Venezuela (Rights to purchase Discount Notes, zero coupon due 4/15/20) (e)	0

	TOTAL WARRANTS AND RIGHTS (Cost - $104,415)	136,885

FACE AMOUNT
REPURCHASE AGREEMENTS - 1.2%
$1,307,000	Merrill Lynch Government Securities Inc., dated 11/30/04, 2.050% due 12/1/04; Proceeds at maturity - $1,307,074; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 3.750% due 1/7/05 to 7/28/09; Market value - $1,333,150)	1,307,000

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC.

Schedule of Investments (unaudited)(continued)	November 30, 2004

FACE AMOUNT	SECURITY (a)	VALUE
REPURCHASE AGREEMENTS - 1.2% (continued)
$1,000,000	UBS Securities LLC dated 11/30/04, 2.070% due 12/1/04; Proceeds at maturity - $1,000,057; (Fully collateralize by various U.S. Government Agency Obligations, 0.000% to 8.875% due 12/10/04 to 1/15/30; Market value - $1,020,003)	$1,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $2,307,000)	2,307,000

	TOTAL INVESTMENTS - 144.8% (Cost - $267,357,232*)	279,480,929
	Liabilities in Excess of Other Assets - (44.8)%	(86,464,662)

	TOTAL NET ASSETS - 100.0%	$193,016,267

(a)	All securities segregated as collateral pursuant to loan agreement and/or reverse repurchase agreements.

(b)	Security is currently in default.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Rates shown reflects current rate on instruments with variable rate or step coupon rates.

(e)	Security is valued in accordance with fair valuation procedures.

(f)	Participation interests were acquired through the financial institutions indicated parenthetically.

(g)	Non-income producing security.

*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

C Bond	- Capitalization Bond
DCB	- Debt Conversion Bond
FLIRB	- Front-Loaded Interest Reduction Bond.
PDI	- Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Global Partners Income Fund Inc. (“Fund”), was incorporated in Maryland on September 3, 1993 and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended.

The following is a summary of significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In valuing the Fund’s assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and (iii) at the bid price if there were no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors. When markets quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and the counterparty subsequently monitors the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve leverage risk and the risk that the market value of securities purchased with the proceeds from the reverse repurchase agreement may decline below the repurchase price of the securities sold by the Fund which, it is obligated to repurchase.

Notes to Schedule of Investments (unaudited) (continued)

(d) Loan Participations. The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund’s investment in such loans are in the form of participations in the loans. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Fund may have difficulty disposing of participations because the market for such instruments is not highly liquid.

(e) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

(f) Credit Risk. The yields of emerging market debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of sovereign bonds and loan participations held by the Fund. The net asset value and/or market value of the Fund could be negatively affected if the Fund were required to liquidate assets in other than an orderly manner and/or in adverse market conditions to repay any loans outstanding.

(g) Investment Transactions and Investment Income. Investment transactions are recorded on the trade date.

Note 2. Investments

At November 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,479,318
Gross unrealized depreciation	(7,355,621)

Net unrealized appreciation	$12,123,697

At November 30, 2004, the Fund held loan participations with a total cost of $888,410 and a total market value of $878,108.

Notes to Schedule of Investments (unaudited) (continued)

At November 30, 2004, the Fund had the following open reverse repurchase agreements outstanding:

Face Amount	Security	Value
$4,295,900	Reverse Repurchase Agreement with UBS Securities LLC, dated 8/20/04 bearing 1.550% to be repurchased at $4,363,411 on 8/20/05, collateralized by: $4,000,000 Federative Republic of Brazil, 12.250% due 3/6/30: Market value $5,080,000	$4,295,900
1,874,000	Reverse Repurchase Agreement with JPMorgan Chase & CO., dated 11/12/04 bearing 2.000% to be repurchased at $1,912,000 on 11/12/05, collateralized by: $2,000,000 Republic of Venezuela, 5.375% due 8/7/10: Market value $1,870,550	1,874,000
813,625	Reverse Repurchase Agreement with JPMorgan Chase & CO., dated 11/12/04 bearing 1.750% to be repurchased at $828,061 on 11/12/05, collateralized by: $575,000 Republic of Turkey, 11.875% due 1/15/30: Market value $792,063	813,625
15,135,000	Reverse Repurchase Agreement with JPMorgan Chase & CO., dated 11/12/04 bearing 2.200% to be repurchased at $15,472,595 on 11/12/05, collateralized by: $15,000,000 Russian Federation, 5.000% due 3/31/30: Market value $14,920,350	15,135,000
4,240,000	Reverse Repurchase Agreement with JPMorgan Chase & CO., dated 11/12/04 bearing 1.850% to be repurchased at $4,319,529 on 11/12/05, collateralized by: $4,000,000 Republic of Ecuador, 12.000% due 11/15/12: Market value $4,070,000	4,240,000
4,512,000	Reverse Repurchase Agreement with JPMorgan Chase & CO., dated 11/26/04 bearing 1.750% to be repurchased at $4,592,057 on 11/26/05, collateralized by: $4,000,000 Federative Republic of Brazil, C Bond, 8.000% due 4/15/14: Market value $4,022,400	4,512,000

	Total Reverse Repurchase Agreements (cost $30,870,525)	$30,870,525

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Global Partners Income Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 31, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: January 31, 2005